UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Michael D. Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1).

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS

SEMI-ANNUAL REPORT

MAY 31, 2022

NORTHERN INSTITUTIONAL FUNDS

MANAGED BY NORTHERN TRUST

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

12	SCHEDULES OF INVESTMENTS

12	TREASURY PORTFOLIO
(Ticker Symbols:
Shares: NITXX,
Premier: NTPXX, Siebert
Williams Shank Shares: SWSXX)

14	U.S. GOVERNMENT PORTFOLIO
(Ticker Symbols:
Shares: BNGXX)

18	U.S. GOVERNMENT SELECT PORTFOLIO
(Ticker Symbols:
Shares: BGSXX,
Service: BSCXX, Siebert
Williams Shank Shares: WCGXX)

22	NOTES TO THE FINANCIAL STATEMENTS

29	FUND EXPENSES

31	APPROVAL OF MANAGEMENT AGREEMENT

36	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolios. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2022 (UNAUDITED)

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
ASSETS:
Investments, at value	$34,943,722	$8,725,670	$16,979,632
Repurchase agreements, at value	45,002,598	11,578,123	19,070,356
Cash	2,958,586	188,461	1,743,529
Interest income receivable	57,081	15,102	25,862
Receivable from investment adviser	215	82	2,865
Prepaid and other assets	179	51	95
Total Assets	82,962,381	20,507,489	37,822,339
LIABILITIES:
Payable for fund shares redeemed	–	–	1,558
Distributions payable to shareholders	31,502	7,071	16,715
Payable to affiliates:
Management fees	8,970	3,952	5,997
Custody fees	608	200	347
Shareholder servicing fees	2,707	–	–
Transfer agent fees	2,107	527	1,005
Accrued Trustee fees	34	107	96
Accrued other liabilities	118	73	80
Total Liabilities	46,046	11,930	25,798
Net Assets	$82,916,335	$20,495,559	$37,796,541
ANALYSIS OF NET ASSETS:
Capital stock	$82,916,402	$20,495,612	$37,796,467
Distributable earnings (loss)	(67)	(53)	74
Net Assets	$82,916,335	$20,495,559	$37,796,541
Net Assets:
Shares	$16,108,686	$20,495,559	$33,908,287
Service Shares	–	–	130,894
Premier Shares	66,688,685	–	–
Siebert Williams Shank Shares	118,964	–	3,757,360
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	16,108,421	20,495,579	33,908,186
Service Shares	–	–	130,893
Premier Shares	66,689,015	–	–
Siebert Williams Shank Shares	118,966	–	3,757,408
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00
Service Shares	–	–	1.00
Premier Shares	1.00	–	–
Siebert Williams Shank Shares	1.00	–	1.00
Investments, at cost	$34,943,722	$8,725,670	$16,979,632
Repurchase agreements, at cost	45,002,598	11,578,123	19,070,356

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
INVESTMENT INCOME:
Interest income	$109,782	$27,783	$53,909
Income from affiliates (Note 5)	935	39	745
Total Investment Income	110,717	27,822	54,654
EXPENSES:
Management fees	57,867	26,638	46,086
Custody fees	2,865	814	1,755
Transfer agent fees	6,678	1,737	3,841
Registration fees	32	24	47
Printing fees	21	7	14
Professional fees	149	76	116
Shareholder servicing fees	17,343	–	–
Trustee fees	312	86	208
Other	348	116	217
Total Expenses	85,615	29,498	52,284
Less expenses voluntarily reimbursed by investment adviser	(23,892)	(10,513)	(28,401)
Less expenses contractually reimbursed by investment adviser	(1,094)	(437)	(884)
Less custodian credits	–	(4)	–
Net Expenses	60,629	18,544	22,999
Net Investment Income	50,088	9,278	31,655
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(28)	52	142
Net Gains (Losses)	(28)	52	142
Net Increase in Net Assets Resulting from Operations	$50,060	$9,330	$31,797

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED MAY 31, 2022, (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2021

					U.S.
			U.S.		GOVERNMENT
	TREASURY		GOVERNMENT		SELECT
	PORTFOLIO		PORTFOLIO		PORTFOLIO
Amounts in thousands	2022	2021	2022	2021	2022	2021
OPERATIONS:
Net investment income	$50,088	$6,447	$9,278	$2,902	$31,655	$11,585
Net realized gains (losses)	(28)	1,095	52	149	142	493
Net Increase in Net Assets Resulting from Operations	50,060	7,542	9,330	3,051	31,797	12,078
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(2,723,726)	(7,099,284)	(2,388,383)	5,857,693	(9,051,037)	2,660,462
Net increase (decrease) in net assets resulting from Service Shares transactions	–	–	–	(1)	(82,359)	65,636
Net increase (decrease) in net assets resulting from Premier Shares transactions	(2,478,903)	14,146,968	–	–	–	–
Net increase (decrease) in net assets resulting from Siebert Williams Shank Shares transactions	118,966	–	–	–	(8,444,462)	10,637,834
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,083,663)	7,047,684	(2,388,383)	5,857,692	(17,577,858)	13,363,932
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(12,564)	(1,846)	(9,486)	(3,422)	(27,638)	(10,822)
Total Distributions to Shares Shareholders	(12,564)	(1,846)	(9,486)	(3,422)	(27,638)	(10,822)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	–	–	–	– *	(106)	(44)
Total Distributions to Service Shares Shareholders	–	–	–	–	(106)	(44)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(38,574)	(6,074)	–	–	–	–
Total Distributions to Premier Shares Shareholders	(38,574)	(6,074)	–	–	–	–
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:
Distributable earnings	(116)	–	–	–	(4,431)	(2,147)
Total Distributions to Siebert Williams Shank Shares Shareholders	(116)	–	–	–	(4,431)	(2,147)
Total Increase (Decrease) in Net Assets	(5,084,857)	7,047,306	(2,388,539)	5,857,321	(17,578,236)	13,362,997
NET ASSETS:
Beginning of period	88,001,192	80,953,886	22,884,098	17,026,777	55,374,777	42,011,780
End of period	$82,916,335	$88,001,192	$20,495,559	$22,884,098	$37,796,541	$55,374,777

*	Amounts round to less than $1.
(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2022, (UNAUDITED) OR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2022		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	–	(1)	0.01		0.02		0.02		0.01
Net realized gains (losses)(1)	–		–		–		–		–		–
Total from Investment Operations	–		–		0.01		0.02		0.02		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	–	(1)	(0.01)		(0.02)		(0.02)		(0.01)
From net realized gains	–		–		–		–	(1)	–	(1)	–
Total Distributions Paid	–		–		(0.01)		(0.02)		(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.07	%(3)	0.01	%(4)	0.54	%(5)	2.17%		1.63%		0.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$16,108,686		$18,832,670		$25,932,036		$12,929,215		$4,231,663		$11,867,693
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.12%		0.07%		0.15%		0.15	%(7)	0.15	%(7)	0.15	%(7)
Expenses, before waivers, reimbursements and credits	0.15%		0.16%		0.16%		0.16%		0.16%		0.16%
Net investment income, net of waivers, reimbursements and credits	0.12%		0.01%		0.35%		2.09	%(7)	1.46	%(7)	0.71	%(7)
Net investment income (loss), before waivers, reimbursements and credits	0.09%		(0.08)%		0.34%		2.08%		1.45%		0.70%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year..

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $3,098,000. Total return excluding the voluntary reimbursement would have been 0.05% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $14,712,000. Total return excluding the voluntary reimbursement would have been (0.07)%.

(5)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $124,000 and had no effect on the Portfolio’s total return.
(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TREASURY PORTFOLIO	PREMIER
Selected per share data	2022		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	–	(1)	–	(1)	0.02		0.02		0.01
Net realized gains (losses)(1)	–		–		–		–		–		–
Total from Investment Operations	–		–		–		0.02		0.02		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	–	(1)	–	(1)	(0.02)		(0.02)		(0.01)
From net realized gains	–		–		–		–	(1)	–	(1)	–
Total Distributions Paid	–		–		–		(0.02)		(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.06	%(3)	0.01	%(4)	0.50	%(5)	2.12%		1.58%		0.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$66,688,685		$69,168,522		$55,021,850		$38,631,700		$34,048,992		$33,507,259
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.14%		0.07%		0.20%		0.20	%(7)	0.20	%(7)	0.20	%(7)
Expenses, before waivers, reimbursements and credits	0.20%		0.21%		0.21%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.11%		0.01%		0.41%		2.11	%(7)	1.57	%(7)	0.67	%(7)
Net investment income (loss), before waivers, reimbursements and credits	0.05%		(0.13)%		0.40%		2.10%		1.56%		0.66%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year..

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $20,784,000. Total return excluding the voluntary reimbursement would have been 0.03% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $79,883,000. Total return excluding the voluntary reimbursement would have been (0.12)%.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $2,734,000. Total return excluding the voluntary reimbursement would have been 0.49%.

(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2022, (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SIEBERT WILLIAMS SHANK
Selected per share data	2022(1)
Net Asset Value, Beginning of Period	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	–
Net realized gains (losses)(2)	–
Total from Investment Operations	–
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–
Total Distributions Paid	–
Net Asset Value, End of Period	$1.00
Total Return(3)	0.07	%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$118,964
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.14%
Expenses, before waivers, reimbursements and credits	0.15%
Net investment income, net of waivers, reimbursements and credits	0.16%
Net investment income, before waivers, reimbursements and credits	0.15%

(1)	For the period from December 22, 2021 (commencement of class operations) through May 31, 2022.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $10,000. Total return excluding the voluntary reimbursement would have been 0.06% (see Note 4).

(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2022		2021		2020		2019	2018	2017
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	–	(1)	–	(1),(2)	0.02	0.02	0.01	(2)
Net realized gains (losses)(1)	–		–		–		–	–	–
Total from Investment Operations	–		–		–		0.02	0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	–	(1)	–	(1)	(0.02)	(0.02)	(0.01)
Total Distributions Paid	–		–		–		(0.02)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(3)	0.05	%(4)	0.02	%(5),(6)	0.49	%(7)	2.09%	1.54%	0.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$20,495,559		$22,884,098		$17,026,776		$15,138,062	$13,197,876	$13,905,729
Ratio to average net assets of:(8)
Expenses, net of waivers, reimbursements and credits(9)	0.16%		0.08%		0.24%		0.25%	0.25%	0.25	%(10)
Expenses, before waivers, reimbursements and credits	0.25%		0.26%		0.26%		0.26%	0.26%	0.30	%(10)
Net investment income, net of waivers, reimbursements and credits(9)	0.08%		0.02	%(5)	0.41%		2.07%	1.53%	0.62	%(10)
Net investment income (loss), before waivers, reimbursements and credits	(0.01)%		(0.16	)%(5)	0.39%		2.06%	1.52%	0.57	%(10)

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year..

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $10,513,000. Total return excluding the voluntary reimbursement would have been 0.00% (see Note 4).

(5)

During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income, net of waivers, reimbursements and credits ratio and net investment income, before waivers, reimbursements and credits ratio would have been 0.01% and (0.17%), respectively.

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $36,386,000. Total return excluding the voluntary reimbursement would have been (0.15%).

(7)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $1,982,000. Total return excluding the voluntary reimbursement would have been 0.48%.

(8)	Annualized for periods less than one year.
(9)	The impact on Net Assets due to any custody credits is less than 0.005%.
(10)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2022, (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2022		2021		2020		2019	2018		2017
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	–	(1)	0.01		0.02	0.02		0.01
Net realized gains (losses)(1)	–		–		–		–	–		–
Total from Investment Operations	–		–		0.01		0.02	0.02		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	–	(1)	(0.01)		(0.02)	(0.02)		(0.01)
From net realized gains	–		–		–		– (1)	–	(1)	–
Total Distributions Paid	–		–		(0.01)		(0.02)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return(2)	0.08	%(3)	0.03	%(4)	0.53	%(5)	2.13%	1.58%		0.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$33,908,287		$42,959,633		$40,300,072		$25,891,894	$23,961,606		$23,555,556
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.09%		0.06%		0.18%		0.20%	0.20	%(7)	0.20	%(7)
Expenses, before waivers, reimbursements and credits	0.20%		0.21%		0.21%		0.21%	0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.13%		0.03%		0.42%		2.10%	1.57	%(7)	0.66	%(7)
Net investment income (loss), before waivers, reimbursements and credits	0.02%		(0.12)%		0.39%		2.09%	1.56%		0.65%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $22,675,000. Total return excluding the voluntary reimbursement would have been 0.02% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $53,611,000. Total return excluding the voluntary reimbursement would have been (0.11%).

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,812,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SERVICE
Selected per share data	2022		2021		2020		2019	2018		2017
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	–	(1)	0.01		0.02	0.02		0.01
Net realized gains (losses)(1)	–		–		–		–	–		–
Total from Investment Operations	–		–		0.01		0.02	0.02		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	–	(1)	(0.01)		(0.02)	(0.02)		(0.01)
From net realized gains	–		–		–		– (1)	–	(1)	–
Total Distributions Paid	–		–		(0.01)		(0.02)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return(2)	0.08	%(3)	0.03	%(4)	0.53	%(5)	2.13%	1.58%		0.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$130,894		$213,254		$147,620		$143,163	$113,037		$127,777
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.09%		0.06%		0.18%		0.20%	0.20	%(7)	0.20	%(7)
Expenses, before waivers, reimbursements and credits	0.20%		0.21%		0.21%		0.21%	0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.13%		0.03%		0.51%		2.06%	1.59	%(7)	0.65	%(7)
Net investment income (loss), before waivers, reimbursements and credits	0.02%		(0.12)%		0.48%		2.05%	1.58%		0.64%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year..

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $89,000. Total return excluding the voluntary reimbursement would have been 0.02% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $220,000. Total return excluding the voluntary reimbursement would have been (0.11%).

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $29,000. Total return excluding the voluntary reimbursement would have been 0.50%

(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2022, (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SIEBERT WILLIAMS SHANK
Selected per share data	2022		2021		2020		2019	2018		2017
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	–	(1)	0.01		0.02	0.02		0.01
Net realized gains (losses)(1)	–		–		–		–	–		–
Total from Investment Operations	–		–		0.01		0.02	0.02		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	–	(1)	(0.01)		(0.02)	(0.02)		(0.01)
From net realized gains	–		–		–		– (1)	–	(1)	–
Total Distributions Paid	–		–		(0.01)		(0.02)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total Return(2)	0.08	%(3)	0.03	%(4)	0.53	%(5)	2.13%	1.58%		0.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,757,360		$12,201,890		$1,564,088		$455,839	$216,367		$472,479
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.09%		0.05%		0.18%		0.20%	0.20	%(7)	0.20	%(7)
Expenses, before waivers, reimbursements and credits	0.20%		0.21%		0.21%		0.21%	0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.09%		0.03%		0.25%		2.06%	1.54	%(7)	0.66	%(7)
Net investment income (loss), before waivers, reimbursements and credits	(0.02)%		(0.13)%		0.22%		2.05%	1.53%		0.65%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year..

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $5,637,000. Total return excluding the voluntary reimbursement would have been 0.02% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $11,312,000. Total return excluding the voluntary reimbursement would have been (0.11%).

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $324,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 42.1%

U.S. Treasury Bills – 3.7%
0.09%, 6/2/22 (1)	$330,000	$329,999
0.16%, 6/23/22 (1)	650,000	649,937
0.52%, 6/28/22 (1)	8,000	7,997
0.21%, 6/30/22 (1)	400,000	399,932
0.27%, 7/14/22 (1)	395,000	394,870
0.71%, 9/8/22 (1)	419,000	418,182
1.05%, 9/29/22 (1)	225,000	224,209
0.39%, 12/29/22 (1)	305,000	304,303
0.62%, 1/26/23 (1)	195,000	194,194
0.64%, 1/26/23 (1)	195,000	194,194
		3,117,817

U.S. Treasury Floating Rate Notes – 18.5%

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.08%, 6/6/22 (2)	2,562,410	2,563,884

(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 0.09%, 6/6/22 (2)	1,195,000	1,197,503

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 0.09%, 6/6/22 (2)	875,000	874,977

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.10%, 6/6/22 (2)	8,414,700	8,417,094

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.27%, 6/6/22 (2)	803,385	803,653

(Floating, U.S. Treasury 3M Bill MMY - 0.08%), 0.99%, 6/6/22 (2)	1,495,000	1,493,706
		15,350,817

U.S. Treasury Notes – 19.9%
1.75%, 6/15/22	200,000	200,129
0.13%, 6/30/22	350,000	350,011
2.13%, 6/30/22	905,000	906,478
1.75%, 7/15/22	170,000	170,338
0.13%, 7/31/22	977,000	976,471
1.88%, 7/31/22	150,000	150,437
1.63%, 8/15/22	195,000	195,616
0.13%, 9/30/22	100,000	100,008
1.75%, 9/30/22	475,000	477,595
1.38%, 10/15/22	28,000	28,133
0.13%, 10/31/22	1,458,418	1,458,559
1.88%, 10/31/22	410,240	413,192
2.00%, 10/31/22	1,642,118	1,654,811

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 42.1% continued

U.S. Treasury Notes – 19.9% continued
1.63%, 11/15/22	$1,699,072	$1,710,734
0.13%, 11/30/22	1,290,000	1,289,799
2.00%, 11/30/22	265,000	267,419
1.63%, 12/15/22	275,000	277,092
0.13%, 12/31/22	1,251,455	1,249,320
2.13%, 12/31/22	1,110,725	1,121,798
1.50%, 1/15/23	1,030,123	1,035,223
2.00%, 2/15/23	420,000	422,718
0.13%, 2/28/23	287,000	285,026
1.50%, 2/28/23	200,000	200,499
0.13%, 3/31/23	220,000	217,970
1.50%, 3/31/23	65,000	65,137
0.13%, 4/30/23	1,117,584	1,097,669
1.63%, 4/30/23	153,594	152,906
		16,475,088
Total U.S. Government Obligations
(Cost $34,943,722)		34,943,722

Investments, at Amortized Cost
($34,943,722)		34,943,722
REPURCHASE AGREEMENTS – 54.3% (3)

Barclays Capital, Inc., dated 5/31/22, repurchase price $950,021, 0.80%, 6/1/22	950,000	950,000

Citigroup Global Markets, Inc., dated 5/31/22, repurchase price $239,603, 0.80%, 6/1/22	239,598	239,598

Federal Reserve Bank of New York, dated 5/31/22, repurchase price $42,000,933, 0.80%, 6/1/22	42,000,000	42,000,000

Fixed Income Clearing Corp., dated 5/31/22, repurchase price $500,011, 0.80%, 6/1/22	500,000	500,000

JPMorgan Securities LLC, dated 5/31/22, repurchase price $325,007, 0.80%, 6/1/22	325,000	325,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 54.3% (3) continued

RBC Dominion Securities, dated 5/31/22, repurchase price $750,017, 0.80%, 6/1/22	$750,000	$750,000

Societe Generale S.A., dated 5/31/22, repurchase price $238,005, 0.80%, 6/1/22	238,000	238,000
		45,002,598
Total Repurchase Agreements
(Cost $45,002,598)		45,002,598

Total Investments – 96.4%
(Cost $79,946,320)		79,946,320

Other Assets less Liabilities – 3.6%		2,970,015
NET ASSETS – 100.0%		$82,916,335

(1)	Discount rate at the time of purchase.
(2)

Variable or floating rate security. Rate as of May 31, 2022 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	1	0.00%	7/19/22 – 8/25/22
U.S. Treasury Bonds	3,469,808	0.00% – 6.38%	1/15/26 – 2/15/52
U.S. Treasury Notes	41,593,797	0.13% – 2.88%	1/15/23 – 1/15/32
Total	45,063,606

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield

Percentages shown are based on Net Assets.

At May 31, 2022, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Obligations	42.1%
Repurchase Agreements	54.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

At May 31, 2022, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY (1)%
OVERNIGHT (1 BUSINESS DAY)	56.3%
2 - 15 DAYS	19.9
16 - 30 DAYS	2.9
31 - 60 DAYS	0.7
61 - 97 DAYS	1.7
98 - 180 DAYS	8.1
181 - 270 DAYS	7.9
271 - 366 DAYS	2.5

(1)	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2022:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$–	$79,946,320	$–	$79,946,320

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 17.1% (1)

Federal Farm Credit Bank – 11.0%

FFCB Bonds, 0.09%, 10/7/22	$155,000	$154,999
0.42%, 1/11/23	50,000	49,989
0.51%, 1/20/23	70,000	69,990
2.03%, 5/2/23	60,000	59,936

FFCB Discount Notes, 0.06%, 6/23/22 (2)	30,000	29,999
0.06%, 6/28/22 (2)	25,000	24,999
0.06%, 7/6/22 (2)	45,000	44,997
0.09%, 9/14/22 (2)	10,000	9,997
0.67%, 9/16/22 (2)	10,000	9,980
1.28%, 10/19/22 (2)	48,000	47,765
0.54%, 12/5/22 (2)	25,000	24,930
0.76%, 12/15/22 (2)	24,000	23,902
0.77%, 12/21/22 (2)	32,000	31,863
1.77%, 3/10/23 (2)	10,000	9,863
1.87%, 3/27/23 (2)	34,000	33,480
1.92%, 4/18/23 (2)	50,000	49,157

FFCB Notes, (Floating, U.S. SOFR + 0.03%), 0.08%, 6/1/22 (3)	60,000	60,000

(Floating, U.S. SOFR + 0.04%), 0.09%, 6/1/22 (3)	100,000	100,012

(Floating, U.S. SOFR + 0.05%), 0.10%, 6/1/22 (3)	30,000	30,000

(Floating, U.S. SOFR + 0.06%), 0.11%, 6/1/22 (3)	75,000	75,000

(Floating, U.S. SOFR + 0.20%), 0.25%, 6/1/22 (3)	110,000	110,000

(Floating, U.S. SOFR + 0.03%), 0.33%, 6/1/22 (3)	10,000	9,999

(Floating, U.S. SOFR + 0.06%), 0.35%, 6/1/22 (3)	60,000	60,000

(Floating, U.S. SOFR + 0.01%), 0.79%, 6/1/22 (3)	45,000	44,998

(Floating, U.S. SOFR + 0.02%), 0.80%, 6/1/22 (3)	85,000	84,995

(Floating, U.S. SOFR + 0.04%), 0.82%, 6/1/22 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.03%), 0.82%, 6/1/22 (3)	220,000	219,988

(Floating, U.S. SOFR + 0.04%), 0.83%, 6/1/22 (3)	78,000	78,000

(Floating, U.S. SOFR + 0.05%), 0.83%, 6/1/22 (3)	160,000	160,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 17.1% (1) continued

Federal Farm Credit Bank – 11.0% continued

(Floating, U.S. SOFR + 0.06%), 0.84%, 6/1/22 (3)	$150,000	$150,000

(Floating, U.S. SOFR + 0.05%), 0.84%, 6/1/22 (3)	100,000	100,000

(Floating, U.S. SOFR + 0.06%), 0.85%, 6/1/22 (3)	40,000	40,000

(Floating, U.S. Federal Funds + 0.02%), 0.85%, 6/1/22 (3)	50,000	50,000

(Floating, U.S. SOFR + 0.08%), 0.86%, 6/1/22 (3)	52,275	52,275

(Floating, U.S. Federal Funds + 0.05%), 0.88%, 6/1/22 (3)	15,000	14,999

(Floating, U.S. Federal Funds + 0.06%), 0.89%, 6/1/22 (3)	30,000	29,999

(Floating, U.S. SOFR + 0.15%), 0.93%, 6/1/22 (3)	35,000	35,000
		2,266,111

Federal Home Loan Bank – 5.6%

FHLB Bonds, 0.12%, 6/2/22	240,000	240,000
1.72%, 12/19/22	45,000	45,000
1.75%, 12/21/22	120,000	120,000
1.77%, 12/23/22	50,000	50,000
1.81%, 1/5/23	195,000	195,000

FHLB Notes, (Floating, U.S. SOFR + 0.02%), 0.07%, 6/1/22 (3)	50,000	50,000

(Floating, U.S. SOFR + 0.01%), 0.79%, 6/1/22 (3)	240,000	240,000

(Floating, U.S. SOFR + 0.01%), 0.80%, 6/1/22 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.08%), 0.86%, 6/1/22 (3)	115,000	115,000
		1,140,000

Federal Home Loan Mortgage Corporation – 0.5%

FHLMC Notes, (Floating, U.S. SOFR + 0.10%), 0.89%, 6/1/22 (3)	100,000	100,000
Total U.S. Government Agencies
(Cost $3,506,111)		3,506,111

U.S. GOVERNMENT OBLIGATIONS – 25.5%

U.S. Treasury Bills – 3.5%
0.09%, 6/2/22 (2)	105,000	105,000
0.16%, 6/23/22 (2)	160,000	159,984

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 25.5% continued

U.S. Treasury Bills – 3.5% continued
0.21%, 6/30/22 (2)	$105,000	$104,982
0.27%, 7/14/22 (2)	105,000	104,965
1.05%, 9/29/22 (2)	50,000	49,824
0.39%, 12/29/22 (2)	80,000	79,817
0.62%, 1/26/23 (2)	55,000	54,773
0.64%, 1/26/23 (2)	55,000	54,773
		714,118

U.S. Treasury Floating Rate Notes – 6.3%

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.08%, 6/6/22(3)	295,000	295,007

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 0.09%, 6/6/22(3)	230,000	229,994

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.10%, 6/6/22(3)	587,695	587,732

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.27%, 6/6/22(3)	123,380	123,383

(Floating, U.S. Treasury 3M Bill MMY - 0.08%), 0.99%, 6/6/22 (3)	55,000	54,921
		1,291,037

U.S. Treasury Notes – 15.7%
1.75%, 6/15/22	25,000	25,016
0.13%, 6/30/22	35,000	35,001
2.13%, 6/30/22	400,000	400,653
1.75%, 7/15/22	40,000	40,080
1.63%, 8/15/22	55,000	55,174
1.75%, 9/30/22	30,000	30,164
0.13%, 10/31/22	365,000	365,022
1.88%, 10/31/22	236,636	237,995
2.00%, 10/31/22	166,000	167,307
1.63%, 11/15/22	295,000	297,018
0.13%, 11/30/22	355,000	354,942
2.00%, 11/30/22	10,000	10,090
1.63%, 12/15/22	85,000	85,647
0.13%, 12/31/22	280,000	279,289
2.13%, 12/31/22	240,000	242,397
0.13%, 1/31/23	115,000	114,292
1.75%, 1/31/23	80,000	80,338
2.38%, 1/31/23	83,728	84,420
2.00%, 2/15/23	105,000	105,680

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 25.5% continued

U.S. Treasury Notes – 15.7% continued
0.13%, 2/28/23	$70,000	$69,519
2.63%, 2/28/23	35,000	35,378
0.13%, 3/31/23	55,000	54,492
1.50%, 3/31/23	15,000	15,032
0.13%, 4/30/23	30,000	29,458
		3,214,404
Total U.S. Government Obligations
(Cost $5,219,559)		5,219,559

Investments, at Amortized Cost
($8,725,670)		8,725,670
REPURCHASE AGREEMENTS – 56.5% (4)

Bank of America Securities LLC, dated 5/31/22, repurchase price $165,004, 0.80%, 6/1/22	165,000	165,000

Bank of Nova Scotia, dated 5/31/22, repurchase price $1,000,022, 0.80%, 6/1/22	1,000,000	1,000,000

Citigroup Global Markets, Inc., dated 5/31/22, repurchase price $333,044, 0.81%, 6/1/22	333,037	333,037

Citigroup Global Markets, Inc., dated 5/31/22, repurchase price $80,088, 0.80%, 6/1/22	80,086	80,086

Federal Reserve Bank of New York, dated 5/31/22, repurchase price $8,200,182, 0.80%, 6/1/22	8,200,000	8,200,000

JPMorgan Securities LLC, dated 5/31/22, repurchase price $150,093, 0.80%, 9/3/22	150,000	150,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 56.5% (4) continued

JPMorgan Securities LLC, dated 5/31/22, repurchase price $650,014, 0.80%, 6/1/22	$650,000	$650,000

Royal Bank of Canada, dated 5/31/22, repurchase price $1,000,977, 0.31%, 6/7/22	1,000,000	1,000,000
		11,578,123
Total Repurchase Agreements
(Cost $11,578,123)		11,578,123

Total Investments – 99.1%
(Cost $20,303,793)		20,303,793

Other Assets less Liabilities – 0.9%		191,766
NET ASSETS – 100.0%		$20,495,559

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of May 31, 2022 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$20,461	3.93% – 4.15%	5/23/30 – 7/11/33
FHLMC	$124,616	2.00% – 4.50%	4/1/33 – 4/1/52
FNMA	$1,462,047	2.00% – 7.00%	3/1/25 – 1/1/60
GNMA	$601,500	1.50% – 7.50%	5/20/27 – 3/15/64
TVA	$64,945	2.88% – 6.75%	11/1/25 – 2/1/27
U.S. Treasury Bonds	$49,736	1.75% – 7.5%	11/15/24 – 8/15/41

U.S. Treasury Notes	$9,344,030	0.13% – 2.75%	11/15/23 – 5/15/31
Total	$11,667,335

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M –3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority

Percentages shown are based on Net Assets.

At May 31, 2022, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	17.1%
U.S. Government Obligations	25.5%
Repurchase Agreements	56.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

At May 31, 2022, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY (1)%
OVERNIGHT (1 BUSINESS DAY)	62.1%
2 - 15 DAYS	13.1
16 - 30 DAYS	3.7
31 - 60 DAYS	0.9
61 - 97 DAYS	1.0
98 - 180 DAYS	6.8
181 - 270 DAYS	10.6
271 - 366 DAYS	1.8

(1)	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2022 (UNAUDITED)

Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2022:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$–	$20,303,793	$–	$20,303,793

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 17.6% (1)

Federal Farm Credit Bank – 12.9%

FFCB Bonds, 0.09%, 10/7/22	$335,000	$334,997
0.42%, 1/11/23	100,000	99,978

FFCB Discount Notes, 0.08%, 6/3/22 (2)	21,000	21,000
0.06%, 6/6/22 (2)	40,000	40,000
0.12%, 6/6/22 (2)	20,000	20,000
0.06%, 6/10/22 (2)	50,000	49,999
0.08%, 6/13/22 (2)	30,000	29,999
0.51%, 6/23/22 (2)	17,000	16,995
0.06%, 6/28/22 (2)	50,000	49,998
0.08%, 6/29/22 (2)	50,000	49,997
0.15%, 7/1/22 (2)	23,000	22,997
0.06%, 7/6/22 (2)	100,000	99,994
0.06%, 7/25/22 (2)	55,000	54,995
0.09%, 7/26/22 (2)	217,000	216,967
0.16%, 7/26/22 (2)	30,000	29,995
0.23%, 8/9/22 (2)	25,000	24,989
0.24%, 8/17/22 (2)	75,000	74,961
0.09%, 8/18/22 (2)	15,000	14,997
0.11%, 8/31/22 (2)	36,000	35,990
0.13%, 9/13/22 (2)	63,000	62,976
0.09%, 9/14/22 (2)	15,000	14,996
0.67%, 9/16/22 (2)	15,000	14,971
0.10%, 9/19/22 (2)	28,000	27,991
0.26%, 9/20/22 (2)	95,000	94,924
0.15%, 10/6/22 (2)	7,000	6,994
0.27%, 10/6/22 (2)	20,000	19,983
0.27%, 10/17/22 (2)	50,000	49,948
0.28%, 10/18/22 (2)	50,000	49,946
0.29%, 10/20/22 (2)	25,000	24,968
0.34%, 10/20/22 (2)	125,000	124,842
0.25%, 10/26/22 (2)	20,000	19,980
0.29%, 11/1/22 (2)	45,000	44,945
0.25%, 11/8/22 (2)	20,000	19,978
0.39%, 12/13/22 (2)	41,000	40,916
0.76%, 12/15/22 (2)	20,000	19,918
0.77%, 12/21/22 (2)	12,000	11,949
1.07%, 12/27/22 (2)	95,000	94,421
1.07%, 1/9/23 (2)	45,000	44,709
1.13%, 1/25/23 (2)	50,000	49,625
1.12%, 2/3/23 (2)	30,000	29,774
1.17%, 2/21/23 (2)	45,000	44,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 17.6% (1) continued

Federal Farm Credit Bank – 12.9% continued

FFCB Notes, (Floating, U.S. SOFR + 0.03%), 0.08%, 6/1/22 (3)	$140,000	$140,000

(Floating, U.S. SOFR + 0.06%), 0.11%, 6/1/22 (3)	152,000	152,013

(Floating, U.S. SOFR + 0.09%), 0.14%, 6/1/22 (3)	205,000	205,010

(Floating, U.S. SOFR + 0.20%), 0.25%, 6/1/22 (3)	224,000	224,000

(Floating, U.S. SOFR + 0.03%), 0.33%, 6/1/22 (3)	20,000	19,997

(Floating, U.S. SOFR + 0.32%) , 0.36%, 6/1/22 (3)	97,000	97,294

(Floating, U.S. SOFR + 0.02%), 0.80%, 6/1/22 (3)	185,000	184,989

(Floating, U.S. Federal Funds - 0.01%), 0.82%, 6/1/22 (3)	100,000	99,965

(Floating, U.S. SOFR + 0.04%), 0.82%, 6/1/22 (3)	180,000	180,000

(Floating, U.S. SOFR + 0.03%), 0.82%, 6/1/22 (3)	135,000	134,976

(Floating, U.S. SOFR + 0.05%), 0.83%, 6/1/22 (3)	180,000	180,000

(Floating, U.S. Federal Funds + 0.01%), 0.84%, 6/1/22 (3)	300,000	299,927

(Floating, U.S. SOFR + 0.06%), 0.84%, 6/1/22 (3)	117,000	117,000

(Floating, U.S. SOFR + 0.06%), 0.85%, 6/1/22 (3)	21,000	21,000

(Floating, U.S. Federal Funds + 0.02%), 0.85%, 6/1/22 (3)	115,000	115,000

(Floating, U.S. SOFR + 0.08%), 0.86%, 6/1/22 (3)	116,660	116,660

(Floating, U.S. SOFR + 0.09%), 0.87%, 6/1/22 (3)	54,000	54,000

(Floating, U.S. Federal Funds + 0.05%), 0.88%, 6/1/22 (3)	25,000	24,999

(Floating, U.S. SOFR + 0.15%), 0.93%, 6/1/22 (3)	66,500	66,500

(Floating, U.S. SOFR + 0.19%), 0.97%, 6/1/22 (3)	167,500	167,500

(Floating, U.S. Federal Funds + 0.38%), 1.21%, 6/1/22 (3)	76,500	76,760
		4,879,811

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 17.6% (1) continued

Federal Home Loan Bank – 4.7%

FHLB Bonds, 1.72%, 12/19/22	$80,000	$80,000
1.81%, 1/5/23	385,000	385,000

FHLB Discount Notes, 0.13%, 6/8/22 (2)	150,000	149,996
0.13%, 6/10/22 (2)	125,000	124,996
0.13%, 6/15/22 (2)	55,000	54,997
0.78%, 6/24/22 (2)	160,000	159,922

FHLB Notes, (Floating, U.S. SOFR + 0.02%), 0.07%, 6/1/22 (3)	110,000	110,000

(Floating, U.S. SOFR + 0.09%), 0.13%, 6/1/22 (3)	150,000	150,000

(Floating, U.S. SOFR + 0.01%), 0.79%, 6/1/22 (3)	370,000	370,000

(Floating, U.S. SOFR + 0.08%), 0.86%, 6/1/22 (3)	205,000	205,000
		1,789,911
Total U.S. Government Agencies
(Cost $6,669,722)		6,669,722

U.S. GOVERNMENT OBLIGATIONS – 27.3%

U.S. Treasury Bills – 2.8%
0.21%, 6/30/22 (2)	250,000	249,958
0.27%, 7/14/22 (2)	250,000	249,918
1.05%, 9/29/22 (2)	105,000	104,631
0.39%, 12/29/22 (2)	190,000	189,565
0.62%, 1/26/23 (2)	130,000	129,463
0.64%, 1/26/23 (2)	125,000	124,483
		1,048,018

U.S. Treasury Floating Rate Notes – 8.3%
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.08%, 6/6/22 (3)	610,000	610,016

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 0.09%, 6/6/22 (3)	805,000	804,982

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.10%, 6/6/22 (3)	1,554,220	1,554,607

(Floating, U.S. Treasury 3M Bill MMY - 0.08%), 0.99%, 6/6/22 (3)	160,000	159,792
		3,129,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 27.3% continued

U.S. Treasury Notes – 16.2%
1.75%, 6/15/22	$60,000	$60,039
0.13%, 6/30/22	75,000	75,001
2.13%, 6/30/22	355,000	355,579
1.63%, 8/15/22	120,000	120,379
1.75%, 9/30/22	60,000	60,328
0.13%, 10/31/22	856,000	856,074
1.88%, 10/31/22	110,000	110,811
2.00%, 10/31/22	355,000	357,761
1.63%, 11/15/22	1,029,000	1,036,051
0.13%, 11/30/22	400,000	399,946
2.00%, 11/30/22	65,000	65,594
1.63%, 12/15/22	145,000	146,103
0.13%, 12/31/22	684,700	683,014
2.13%, 12/31/22	585,000	590,876
1.50%, 1/15/23	220,000	220,849
0.13%, 1/31/23	265,000	263,367
2.38%, 1/31/23	55,000	55,441
2.00%, 2/15/23	255,000	256,647
0.13%, 2/28/23	175,000	173,796
2.63%, 2/28/23	85,000	85,919
0.13%, 3/31/23	125,000	123,846
1.50%, 3/31/23	35,000	35,074
		6,132,495
Total U.S. Government Obligations
(Cost $10,309,910)		10,309,910

Investments, at Amortized Cost
($16,979,632)		16,979,632

REPURCHASE AGREEMENTS – 50.5% (4)

Citigroup Global Markets, Inc., dated 5/31/22, repurchase price $385,365, 0.81%, 6/1/22	385,356	385,356

Federal Reserve Bank of New York, dated 5/31/22, repurchase price $15,085,335, 0.80%, 6/1/22	15,085,000	15,085,000

JPMorgan Securities LLC, dated 5/31/22, repurchase price $1,500,926, 0.80%, 6/7/22	1,500,000	1,500,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 50.5% (4) continued
Royal Bank of Canada, dated 5/31/22, repurchase price $1,851,807, 0.31%, 6/7/22	$1,850,000	$1,850,000

TD Securities (USA) LLC, dated 5/31/22, repurchase price $250,006, 0.80%, 6/1/22	250,000	250,000
		19,070,356
Total Repurchase Agreements
(Cost $19,070,356)		19,070,356

Total Investments – 95.4%
(Cost $36,049,988)		36,049,988

Other Assets less Liabilities – 4.6%		1,746,553
NET ASSETS – 100.0%		$37,796,541

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of May 31, 2022 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$20,192	3.27% – 4.10%	1/24/33 – 12/28/38
FHLMC	$261,806	0.00% – 3.50%	12/11/25 – 4/1/52
FNMA	$568,348	0.00% – 6.50%	10/8/27 – 5/1/52
GNMA	$863,025	1.50% – 8.00%	11/20/29 – 6/15/64
U.S. Treasury Bills	$–	0.00%	8/9/22
U.S. Treasury Bonds	$278,516	0.75% – 6.00%	1/15/16 – 2/15/52
U.S. Treasury Notes	$17,140,199	0.13% – 3.13%	7/15/22 – 5/15/31

Total	$19,132,086

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At May 31, 2022, the security types for the Portfolio were:

SECURITY T YPE(1)	% OF NET ASSETS
U.S. Government Agencies	17.6%
U.S. Government Obligations	27.3%
Repurchase Agreements	50.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

At May 31, 2022, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY(1)%
OVERNIGHT (1 BUSINESS DAY)	51.2%
2 - 15 DAYS	22.7
16 - 30 DAYS	2.6
31 - 60 DAYS	1.8
61 - 97 DAYS	0.7
98 - 180 DAYS	9.2
181 - 270 DAYS	10.7
271 - 366 DAYS	1.1

(1)	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2022 (UNAUDITED)

Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2022:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$–	$36,049,988	$–	$36,049,988

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of May 31, 2022, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for all of the portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the portfolios. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following three money market portfolios: Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio is authorized to issue a fourth class of shares: Siebert Williams Shank Shares. Effective December 7, 2021, the Treasury Portfolio is authorized to issue a fourth class of shares designated as Siebert Williams Shank Shares. Each class is distinguished by the level of administrative and liaison services provided.

Each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments held by the Portfolios are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees ("Board") believes the extent of any deviation from a Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Certain Portfolios have entered into such repurchase agreements, as reflected in their accompanying Schedules of Investments, as of May 31, 2022.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2022 (UNAUDITED)

Portfolio entered into such joint repurchase agreements during the period. There were no outstanding joint repurchase agreements at May 31, 2022.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of May 31, 2022, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Barclays	$950,000	$(950,000)	$–
	Citigroup	239,598	(239,598)	–
	Federal Reserve Bank of New York	42,000,000	(42,000,000)	–
	Fixed Income Clearing Corp.	500,000	(500,000)	–
	JPMorgan	325,000	(325,000)	–
	RBC Dominion Securities	750,000	(750,000)	–
	Societe Generale	238,000	(238,000)	–
	Total	$45,002,598	$(45,002,598)	$–
U.S. Government	Bank of America	$165,000	$(165,000)	$–
	Bank of Nova Scotia	1,000,000	(1,000,000)	–
	Citigroup	413,123	(413,123)	–
	Federal Reserve Bank of New York	8,200,000	(8,200,000)	–
	JPMorgan	800,000	(800,000)	–
	Royal Bank of Canada	1,000,000	(1,000,000)	–
	Total	$11,578,123	$(11,578,123)	$–
U.S. Government Select	Citigroup	$385,356	$(385,356)	$–
	Federal Reserve Bank of New York	15,085,000	(15,085,000)	–
	JPMorgan	1,500,000	(1,500,000)	–
	Royal Bank of Canada	1,850,000	(1,850,000)	–
	TD Securities	250,000	(250,000)	–
	Total	$19,070,356	$(19,070,356)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date.

D) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.

At November 30, 2021, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Treasury	$1,477	$(1,477)
U.S. Government	520	(520)
U.S. Government Select	1,427	(1,427)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2021.

At November 30, 2021, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$1,788	$78
U.S. Government	205	–
U.S. Government Select	1,899	6

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2021, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$7,876	$–
U.S. Government	3,422	–
U.S. Government Select	12,021	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$370,222	$–
U.S. Government	96,959	–
U.S. Government Select	196,566	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2021, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 15, 2021,

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2022 (UNAUDITED)

which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (“SOFR”) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on November 14, 2022, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the six months ended May 31, 2022. There were no outstanding loan amounts at May 31, 2022.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual portfolio operating expenses exceed the expense limitations set forth below. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivables at May 31, 2022 were approximately $215,000, $82,000 and $199,000 for the Treasury, U.S. Government and U.S. Government Select Portfolios, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

At May 31, 2022, the annual management fees and contractual expense limitations for the Portfolios were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Treasury	0.13%	0.15%
U.S. Government	0.23%	0.25%
U.S. Government Select	0.18%	0.20%

The contractual expense reimbursement arrangements described above are expected to continue until at least April 1, 2023. The contractual expense reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

In addition, during the six months ended May 31, 2022, NTI reimbursed certain additional expenses that may be excepted expenses.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios, including, from time to time to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield. During the six months ended May 31, 2022, NTI reimbursed additional expenses in order to avoid a negative yield for the Portfolios. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at May 31, 2022 was approximately $2,666,000 for the U.S. Government Select Portfolio and is included as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolios’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to the shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2022, the Portfolios did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolios’ Statements of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At May 31, 2022, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury	$–	$–	$–	$79,946,320
U.S. Government	–	–	–	20,303,793
U.S. Government Select	–	–	–	36,049,988

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$83,568,448	$3,107	$(86,295,281)	$(2,723,726)
U.S. Government	130,459,548	21	(132,847,952)	(2,388,383)
U.S. Government Select	190,281,826	1,014	(199,333,877)	(9,051,037)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$118,678,928	$1,189	$(125,779,401)	$(7,099,284)
U.S. Government	260,305,550	14	(254,447,871)	5,857,693
U.S. Government Select	349,485,667	741	(346,825,946)	2,660,462

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2022 (UNAUDITED)

Transactions in Service Shares for the six months ended May 31, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government Select	$224,987	$3	$(307,349)	$(82,359)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$ –	$–	$ (1)	$ (1)
U.S. Government Select	334,117	–	(268,481)	65,636

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the six months ended May 31, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$361,602,051	$–	$(364,080,954)	$(2,478,903)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$618,662,893	$–	$(604,515,925)	$14,146,968

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares for the six months ended May 31, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$2,321,701	$26	$(2,202,761)	$118,966
U.S. Government Select	29,327,812	1,400	(37,773,674)	(8,444,462)

*	The number of shares sold, reinvested and redeemed

approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$51,129,320	$760	$(40,492,246)	$10,637,834

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Portfolios’ financial statements and disclosures.

In December 2020, Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The effective date for compliance with Rule 2a-5 is September 8, 2022. Management is evaluating the impact of the adoption of Rule 2a-5 on the financial statements.

10. LIBOR TRANSITION

Certain of the Portfolios’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2022 (UNAUDITED)

and certain other Reference Rates after 2021. Most LIBOR settings ceased to be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Portfolios. The effect of any changes to, or discontinuation of, LIBOR on the Portfolios will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Portfolios until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

11. CORONAVIRUS (COVID-19) PANDEMIC

The outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future, could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other preexisting political, social and economic risks in a country or region. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Certain of those policy changes are being implemented or considered in response to the coronavirus outbreak. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. In the event of a pandemic or an outbreak, there can be no assurance that a Portfolio and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Portfolios’ investment adviser rely, and could otherwise disrupt the ability of the Portfolios’ service providers to perform essential tasks. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent a Portfolio may overweight its investments in certain countries, companies, industries or market sectors, such position will increase a Portfolio’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in a Portfolio’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Portfolio invests, negatively impact a Portfolio’s performance, and cause losses on your investment in a Portfolio. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Portfolios.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

FUND EXPENSES	MAY 31, 2022 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2021 through May 31, 2022.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 12/1/2021 - 5/31/2022 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2021	ENDING ACCOUNT VALUE 5/31/2022	EXPENSES PAID* 12/1/2021- 5/31/2022
Actual	0.12%	$1,000.00	$1,000.70	$0.60
Hypothetical (5%
return before
expenses)	0.12%	$1,000.00	$1,024.33	$0.61
PREMIER SHARES
Actual	0.14%	$1,000.00	$1,000.60	$0.70
Hypothetical (5%
return before
expenses)	0.14%	$1,000.00	$1,024.23	$0.71
SIEBERT WILLIAMS SHANK SHARES
Actual	0.14%	$1,000.00	$1,000.70	$0.70
Hypothetical (5%
return before
expenses)	0.14%	$1,000.00	$1,024.23	$0.71

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2021	ENDING ACCOUNT VALUE 5/31/2022	EXPENSES PAID* 12/1/2021- 5/31/2022
Actual	0.16%	$1,000.00	$1,000.50	$0.80
Hypothetical (5%
return before
expenses)	0.16%	$1,000.00	$1,024.13	$0.81

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2022. Expenses are equal to the Portfolios’ annualized expense ratio for the period December 1, 2021 through May 31, 2022, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES continued	MAY 31, 2022 (UNAUDITED)

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2021	ENDING ACCOUNT VALUE 5/31/2022	EXPENSES PAID* 12/1/2021- 5/31/2022
Actual	0.09%	$1,000.00	$1,000.80	$0.45
Hypothetical (5% return before expenses)	0.09%	$1,000.00	$1,024.48	$0.45
SERVICE SHARES
Actual	0.09%	$1,000.00	$1,000.80	$0.45
Hypothetical (5% return before expenses)	0.09%	$1,000.00	$1,024.48	$0.45
SIEBERT WILLIAMS SHANK SHARES
Actual	0.09%	$1,000.00	$1,000.80	$0.45
Hypothetical (5% return before expenses)	0.09%	$1,000.00	$1,024.48	$0.45

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2022. Expenses are equal to the Portfolios’ annualized expense ratio for the period December 1, 2021 through May 31, 2022, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2022 (UNAUDITED)

At an in-person meeting held on May 18-19, 2022 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”), including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”) voting separately, reviewed and approved the continuance of the investment management agreements (collectively, the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of the Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) for an additional one-year period.

In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at a Board meeting held via videoconference and telephonically on February 16-17, 2022 and an executive session held on April 7, 2022 (the “February and April Meetings”) and in person at the Annual Contract Meeting. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an on-going one throughout the year.

The Trustees reviewed and assessed, among other things: (a) the nature, extent and quality of the services provided by Northern; (b) the Portfolios’ investment performance over different time periods, including in comparison to the investment performance of mutual fund peer groups and categories selected by an independent third-party provider of mutual fund data; (c) the contractual and actual management fees and total expenses (before and after expense reimbursements and waivers) of the Portfolios, including in comparison to those borne by mutual fund peer expense groups and categories selected by the independent third-party provider of mutual fund data; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Funds; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Portfolios; and (g) other factors deemed relevant by the Trustees.

The materials reviewed by the Board included, without limitation: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Portfolios; (v) the qualifications of Northern and its affiliates to provide services to the Portfolios, including Northern’s staffing for the Portfolios and the experience of the portfolio managers, credit research and other personnel as well as Northern’s financial resources and its ability to attract and retain portfolio management talent; (vi) Northern’s investments in technology to benefit the Portfolios; (vii) information regarding purchases and redemptions of each Portfolio’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolios’ shareholders.

The Trustees were provided with a description of the methodology the independent third-party data provider used to determine the similarity of the Portfolios with the funds included in their respective peer expense groups and peer expense and performance universes. The Trustees also considered the Portfolios’ relationship to other mutual funds advised and offered by Northern and other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Portfolios, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to it about the Portfolios together and with respect to each Portfolio separately as the Board deemed appropriate.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolios by Northern and its affiliates. These services include acting as the Portfolios’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolios and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued

its affiliates to improve the quality and scope of their services to the Portfolios. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolios’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolios by Northern and its affiliates, including its oversight of the Portfolios’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolios’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act, including related to compliance with Rule 2a-7. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolios’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Portfolios’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolios and their shareholders, including to address additional regulatory and reporting requirements and initiatives. The Trustees took into account that each Portfolio is a “government money market fund” regulated under Rule 2a-7 that seeks to maintain a stable net asset value.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Portfolios. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Portfolios and their shareholders.

Performance

The Trustees considered the investment performance of each Portfolio, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the changing interest rate environment in which the Portfolios had been and were operating and any actions taken by Northern with respect to the

Portfolios to prevent negative yields this year and in past years. The Trustees received information on the Portfolios’ investment performance for one-, two-, three-, four-, five- and ten-years ended January 31, 2022, as well as performance for the month, quarter and year-to-date ended January 31, 2022. They compared the investment performance of the Portfolios to the performance of other registered funds and to rankings issued by the independent third-party mutual fund data provider. The Portfolios were ranked by the data provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Portfolios’ performance relative to their performance benchmarks.

The Trustees noted the following regarding each Portfolio’s performance relative to its performance universe:

Performance of the Treasury Portfolio (Shares and Premier) was in the first quintile for the one-, three-, and five-year periods ended January 31, 2022.

Performance of the U.S. Government Select Portfolio was in the first quintile for the one- and three-year periods and in the second quintile for the five-year period ended January 31, 2022.

Performance of the U.S. Government Portfolio was in the third quintile for the one-year period and in the second quintile for the three- and five-year periods ended January 31, 2022.

The Trustees took into account senior management’s and portfolio manager’s discussion of the Portfolios’ performance and explanation for differences in investment parameters of certain Portfolios and their peers. They also considered the Portfolios’ investment performance relative to the investor base the Portfolios are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Portfolios. Specifically, they took into consideration Northern’s investment strategies. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolios and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolios’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolios’ contractual management fee rate and actual management fee rate (i.e., the management fee rate after expense reimbursements, if any); the Portfolios’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolios; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolios. They also noted that Northern had voluntarily waived fees and/or reimbursed expenses for each of the Portfolios in the past year to avoid negative yield. In addition, the Trustees considered actions taken in past years to reduce Portfolio expenses, such as other voluntary expense reimbursements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2022 (UNAUDITED)

The Trustees reviewed information on the fee rates paid by the Portfolios under the Management Agreement and the Portfolios’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by the independent third-party mutual fund data provider. The independent third-party report compared the expenses of each Portfolio against its respective peer expense group and expense universe as determined by the independent third-party data provider. In comparing the Portfolios’ contractual and actual management fees to those of comparable funds, the Trustees noted that the Portfolios’ management fees include both advisory and administrative costs. Among other data, the Trustees considered that for all of the Portfolios, the total operating expense ratios after reimbursement of expenses were below their respective peer expense universe medians. The Trustees also noted the following:

The Treasury Portfolio’s actual management fee for all classes was below its peer expense group and expense universe medians, and its total expense ratio after reimbursement of expenses was in the first quintile of its peer expense group and expense universe with respect to the Shares class. The total expense ratio after reimbursement of expenses of the Premier Shares class was in the second quintile of its peer expense group and expense universe.

The U.S. Government Portfolio’s actual management fee was below its peer expense group and expense universe medians, and its total expense ratio after reimbursement of expenses was in the second quintile of its peer expense group and expense universe.

The U.S. Government Select Portfolio’s actual management fee was below its peer expense group and expense universe medians, and its total expense ratio after reimbursement of expenses was in the first quintile of its peer expense group and expense universe.

The Trustees took into account Northern’s discussion of the Portfolios’ expenses and that Northern had reimbursed expenses and/or waived fees for each of the Portfolios. They also reviewed information comparing the Portfolios’ fee rates to the fee rates charged by Northern to similarly managed, comparable private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolios and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolios. Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by each Portfolio under the Management Agreement was fair and reasonable in light of the services provided.

In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Portfolio-by-Portfolio basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by the independent third-party provider of mutual fund data with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the types of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Portfolios and the high quality of the services provided by Northern and that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolios. Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Portfolio.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolios’ management fee structure and considered Northern’s view that the Portfolios were sharing in economies of scale through the level at which the Portfolios’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels. They agreed that breakpoints were not necessary with respect to the Portfolios at this time based on the level of management fees and the contractual expense reimbursements. The Trustees also considered the voluntary fee waivers and/or expense reimbursements made by Northern to the Portfolios to prevent negative yields this year and in past years.

The Trustees determined, on the basis of the foregoing, that the Portfolios’ current management fee structures were reasonable.

Fall Out and Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, as well as shareholder servicing fees from the Premier Shares of the Treasury

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2022 (UNAUDITED)

Portfolio. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of each Portfolio.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts their complete schedules of portfolio holdings on the Northern Institutional Funds’ web site at northerntrust.com/institutional as of the last business day of each month for the previous six months. The Portfolios’ Forms N-MFP are available electronically on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

50 SOUTH LASALLE STREET

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MANAGED BY NORTHERN TRUST

©2022 Northern Institutional Funds

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NORTHERN INSTITUTIONAL FUNDS
LIQUID ASSETS PORTFOLIO

SEMI-ANNUAL REPORT

MAY 31, 2022

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

9	NOTES TO THE FINANCIAL STATEMENTS

15	FUND EXPENSES

16	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2022 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$390,274
Repurchase agreements, at cost, which approximates fair value	1,094,121
Cash	2,098
Interest income receivable	478
Receivable from investment adviser	128
Prepaid and other assets	8
Total Assets	1,487,107
LIABILITIES:
Distributions payable to shareholders	883
Payable to affiliates:
Management fees	130
Custody fees	2
Transfer agent fees	36
Accrued Trustee fees	12
Accrued other liabilities	64
Total Liabilities	1,127
Net Assets	$1,485,980
ANALYSIS OF NET ASSETS:
Capital stock	$1,485,989
Distributable loss	(9)
Net Assets	$1,485,980
Total Shares Outstanding (no par value, unlimited shares authorized)	1,485,988
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$1,815
Income from affiliates (Note 5)	6
Total Investment Income	1,821
EXPENSES:
Management fees	667
Custody fees	40
Transfer agent fees	100
Printing fees	2
Professional fees	51
Trustee fees	6
Other	13
Total Expenses	879
Less expenses contractually reimbursed by investment adviser	(670)
Net Expenses	209
Net Investment Income	1,612
NET REALIZED GAINS:
Net realized gains on:
Investments	2
Net Gains	2
Net Increase in Net Assets Resulting from Operations	$1,614

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED MAY 31, 2022, (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2021

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2022	2021
OPERATIONS:
Net investment income	$1,612	$393
Net realized gains	2	2
Net Increase in Net Assets Resulting from Operations	1,614	395
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	416,672	261,476
Net Increase in Net Assets Resulting from Capital Share Transactions	416,672	261,476
DISTRIBUTIONS PAID:
Distributable earnings	(1,625)	(395)
Total Distributions Paid	(1,625)	(395)
Total Increase in Net Assets	416,661	261,476
NET ASSETS:
Beginning of period	1,069,319	807,843
End of period	$1,485,980	$1,069,319

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2022 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2022	2021		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	–	(1)	0.01	0.02	0.02	0.01
Net realized gains (losses)(1)	–	–		–	–	–	–
Total from Investment Operations	–	–		0.01	0.02	0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	– (1)	–	(1)	(0.01)	(0.02)	(0.02)	(0.01)
Total Distributions Paid	–	–		(0.01)	(0.02)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.11%	0.04	%(3),(4)	0.65%	2.27%	1.78%	0.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,485,980	$1,069,319		$807,843	$796,197	$769,479	$1,305,022
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.03%	0.03%		0.03%	0.03%	0.03%	0.03%
Expenses, before waivers, reimbursements and credits	0.13%	0.14%		0.14%	0.15%	0.14%	0.14%
Net investment income, net of waivers, reimbursements and credits	0.24%	0.04	%(3)	0.70%	2.28%	1.72%	0.80%
Net investment income (loss), before waivers, reimbursements and credits	0.14%	(0.07	)%(3)	0.59%	2.16%	1.61%	0.69%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year..

(3)

During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds that had no effect on the Portfolio’s total return. If these monies were not received, the net investment income ratio and gross investment income ratio would have been 0.03% and -0.08%, respectively.

(4)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Portfolio in the amount of less than $1,000 and had no effect on the Portfolio’s total return. (see Note 4)
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 11.0% (1)

Federal Farm Credit Bank – 8.7%

FFCB Notes,

(Floating, U.S. SOFR + 0.05%), 0.10%, 6/1/22(2)	$10,000	$10,000

(Floating, U.S. SOFR + 0.05%) , 0.10%, 6/1/22(2)	5,000	5,002

(Floating, U.S. SOFR + 0.04%) , 0.31%, 6/1/22(2)	17,000	17,001

(Floating, U.S. SOFR + 0.03%), 0.33%, 6/1/22(2)	5,000	4,999

(Floating, U.S. SOFR + 0.32%) , 0.36%, 6/1/22(2)	4,000	4,012

(Floating, U.S. SOFR + 0.02%), 0.80%, 6/1/22(2)	15,000	14,999

(Floating, U.S. SOFR + 0.04%), 0.82%, 6/1/22(2)	10,000	10,000

(Floating, U.S. SOFR + 0.04%) , 0.82%, 6/1/22(2)	5,000	5,000

(Floating, U.S. SOFR + 0.04%), 0.82%, 6/1/22(2)	5,000	5,000

(Floating, U.S. SOFR + 0.04%) , 0.82%, 6/1/22(2)	5,000	5,000

(Floating, U.S. SOFR + 0.04%), 0.83%, 6/1/22(2)	10,000	10,000

(Floating, U.S. SOFR + 0.05%), 0.83%, 6/1/22(2)	5,000	5,000

(Floating, U.S. SOFR + 0.06%), 0.84%, 6/1/22(2)	5,000	5,000

(Floating, U.S. Federal Funds + 0.02%), 0.85%, 6/1/22(2)	10,000	10,000

(Floating, U.S. SOFR + 0.08%), 0.86%, 6/1/22(2)	640	640

(Floating, U.S. SOFR + 0.08%), 0.86%, 6/1/22(2)	1,000	1,000

(Floating, U.S. Federal Funds + 0.06%), 0.89%, 6/1/22(2)	10,000	10,000

(Floating, U.S. SOFR + 0.19%), 0.97%, 6/1/22(2)	7,000	7,000
		129,653

Federal Home Loan Bank – 2.3%

FHLB Notes,

(Floating, U.S. SOFR + 0.06%), 0.10%, 6/1/22(2)	15,000	15,000

(Floating, U.S. SOFR + 0.08%), 0.86%, 6/1/22(2)	10,000	10,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 11.0% (1) continued

Federal Home Loan Bank – 2.3% continued

(Floating, U.S. SOFR + 0.08%), 0.86%, 6/1/22(2)	$5,000	$5,000

(Floating, U.S. SOFR + 0.08%), 0.86%, 6/1/22(2)	4,000	4,000
		34,000
Total U.S. Government Agencies
(Cost $163,653)		163,653

U.S. GOVERNMENT OBLIGATIONS – 15.3%

U.S. Treasury Bills – 1.4%

0.10%, 10/6/22(3)	5,000	4,998

0.16%, 11/3/22(3)	10,000	9,993

0.64%, 1/26/23(3)	5,000	4,979
		19,970

U.S. Treasury Floating Rate Notes – 7.0%

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.08%, 6/6/22(2)	22,000	22,001

(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 0.09%, 6/6/22(2)	7,000	7,001

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.10%, 6/6/22(2)	55,000	55,003

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.10%, 6/6/22(2)	20,000	20,003
		104,008

U.S. Treasury Notes – 6.9%

1.75%, 6/15/22	7,000	7,004

1.88%, 9/30/22	15,000	15,080

0.13%, 10/31/22	30,240	30,242

2.00%, 10/31/22	15,000	15,118

1.63%, 11/15/22	5,000	5,034

0.13%, 11/30/22	10,000	9,999

2.00%, 11/30/22	10,000	10,090
1.63%, 12/15/22	10,000	10,076
		102,643
Total U.S. Government Obligations
(Cost $226,621)		226,621

Investments, at Amortized Cost
( $390,274)		390,274

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 73.6% (4)

Bank of America Securities LLC, dated 5/31/22, repurchase price $190,004, 0.80%, 6/1/22	$190,000	$190,000

Barclays Capital, Inc., dated 5/31/22, repurchase price $200,004, 0.80%, 6/1/22	200,000	200,000

Citigroup Global Markets, Inc., dated 5/31/22, repurchase price $104,123, 0.81%, 6/1/22	104,121	104,121

Goldman Sachs & Co., dated 5/31/22, repurchase price $150,003, 0.80%, 6/1/22	150,000	150,000

JPMorgan Securities LLC, dated 5/31/22, repurchase price $15,009, 0.80%, 9/3/22	15,000	15,000

JPMorgan Securities LLC, dated 5/31/22, repurchase price $225,005, 0.80%, 6/1/22	225,000	225,000

Societe Generale S.A., dated 5/31/22, repurchase price $210,005, 0.80%, 6/1/22	210,000	210,000
		1,094,121
Total Repurchase Agreements
(Cost $1,094,121)		1,094,121

Total Investments – 99.9%
(Cost $1,484,395)		1,484,395

Other Assets less Liabilities – 0.1%		1,585
NET ASSETS – 100.0%		$1,485,980

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)

Variable or floating rate security. Rate as of May 31, 2022 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(3)	Discount rate at the time of purchase.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$7,351	2.50% – 3.97%	11/1/28 – 3/1/52
GNMA	$358,299	1.63% – 8.00%	10/20/26 – 5/15/61
U.S. Treasury Bill	$10,202	0%	8/11/22 – 9/20/22
U.S. Treasury Bonds	$500,374	1.13% – 6.25%	8/15/23 – 5/15/50
U.S. Treasury Note	$243,328	0.13% – 3.00%	7/15/22 – 1/15/32
Total	$1,119,554

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At May 31, 2022, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	11.0%
U.S. Government Obligations	15.3%
Repurchase Agreements	73.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

At May 31, 2022, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY (1)%
OVERNIGHT (1 BUSINESS DAY)	83.7%
2 - 15 DAYS	7.5
61 - 97 DAYS	1.0
98 - 180 DAYS	5.4
181 - 270 DAYS	2.4

(1)	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2022 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2022:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$–	$1,484,395	$–	$1,484,395

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2022 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of May 31, 2022, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Portfolio. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes the extent of any deviation from a Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in its accompanying Schedule of Investments, as of May 31, 2022.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements, during the period. There were no outstanding joint repurchase agreements at May 31, 2022.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2022,

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America	$190,000	$(190,000)	$–
	Barclays Capital	200,000	(200,000)	–
	Citigroup	104,121	(104,121)	–
	Goldman Sachs	150,000	(150,000)	–
	JPMorgan	240,000	(240,000)	–
	Societe Generale	210,000	(210,000)	–
	Total	$1,094,121	$(1,094,121)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio.

At November 30, 2021, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Liquid Assets	$2	$(2)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2021.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2022 (UNAUDITED)

At November 30, 2021, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$50	$ –

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2021, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$408	$ –

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$6,171	$ –

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense and Other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 15, 2021, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (“SOFR”) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 14, 2022, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the six months ended May 31, 2022. There were no outstanding loan amounts at May 31, 2022

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to the extent the total annual portfolio operating expenses of the Portfolio exceed 0.03 percent of the Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2022 is shown as Receivable from investment adviser in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

The contractual expense reimbursement arrangement described above is expected to continue until at least April 1, 2023. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

In addition during the six months ended May 31, 2022, NTI reimbursed certain additional expenses that may be excepted expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio, including, from time to time to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that the Portfolio will be able to avoid a negative yield. Any such reimbursement is paid monthly to the Portfolio by NTI.

During the six months ended May 31, 2022, NTI did not voluntarily reimburse any additional expenses of the Portfolio.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolio’s Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2022, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolio’s Statement of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At May 31, 2022, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$–	$–	$–	$1,484,395

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$10,034,965	$–	$(9,618,293)	$416,672

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2022 (UNAUDITED)

Transactions in capital shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$13,356,244	$–	$(13,094,768)	$261,476

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Portfolio’s financial statements and disclosures.

In December 2020, Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The effective date for compliance with Rule 2a-5 is September 8, 2022. Management is evaluating the impact of the adoption of Rule 2a-5 on the financial statements.

10. LIBOR TRANSITION

Certain of the Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Most LIBOR settings ceased to be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Portfolio. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Portfolio until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

11. CORONAVIRUS (COVID-19) PANDEMIC

The outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future, could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other preexisting political, social and economic risks in a country or region. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Certain of those policy changes are being implemented or considered in response to the coronavirus outbreak. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In certain cases, an exchange or market may close or issue trading halts on either specific securities or

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2022 (UNAUDITED)

even the entire market, which may result in the Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. In the event of a pandemic or an outbreak, there can be no assurance that the Portfolio and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Portfolio’s investment adviser rely, and could otherwise disrupt the ability of the Portfolio’s service providers to perform essential tasks. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent the Portfolio may overweight its investments in certain countries, companies, industries or market sectors, such position will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in the Portfolio’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Portfolio invests, negatively impact the Portfolio’s performance, and cause losses on your investment in the Portfolio. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Portfolio.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

LIQUID ASSETS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2022 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2021 through May 31, 2022.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 12/1/2021 - 5/31/2022 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2021	ENDING ACCOUNT VALUE 5/31/2022	EXPENSES PAID* 12/1/2021- 5/31/2022
Actual	0.03%	$1,000.00	$1,001.10	$0.15
Hypothetical (5% return before expenses)	0.03%	$1,000.00	$1,024.78	$0.15

*

Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2022. Expenses are equal to the Portfolio’s annualized expense ratio for the period December 1, 2021 through May 31, 2022, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT

At an in-person meeting held on May 18-19, 2022 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”), including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”) voting separately, reviewed and approved the continuance of the investment management agreement (the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of the Liquid Assets Portfolio (the “Portfolio”) for an additional one-year period.

In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at a Board meeting held via videoconference and telephonically on February 16-17, 2022 and an executive session held on April 7, 2022 (the “February and April Meetings”) and in person at the Annual Contract Meeting. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an on-going one throughout the year.

The Trustees reviewed and assessed, among other things: (a) the nature, extent and quality of the services provided by Northern; (b) the Portfolio’s investment performance over different time periods, including in comparison to the investment performance of mutual fund peer groups and categories selected by an independent third-party provider of mutual fund data; (c) the contractual and actual management fees and total expenses (before and after expense reimbursements and waivers) of the Portfolio, including in comparison to those borne by mutual fund peer expense groups and categories selected by the independent third-party provider of mutual fund data; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Portfolio; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Portfolio; and (g) other factors deemed relevant by the Trustees.

The materials reviewed by the Board included, without limitation: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Portfolio; (v) the qualifications of Northern and its affiliates to provide services to the Portfolio, including (v) Northern’s staffing for the Portfolio and the experience of the portfolio managers, credit research and other personnel as well as Northern’s financial resources and its ability to attract and retain portfolio management talent; (vi) Northern’s investments in technology to benefit the Portfolio; (vii) information regarding purchases and redemptions of the Portfolio’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolio’s shareholders.

The Trustees were provided with a description of the methodology the independent third-party data provider used to determine the similarity of the Portfolio with the funds included in its peer expense group and peer expense and performance universe. The Trustees also considered the Portfolio’s relationship to other mutual funds advised and offered by Northern and other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolio. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with

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LIQUID ASSETS PORTFOLIO

MAY 31, 2022 (UNAUDITED)

respect to the Portfolio’s regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolio by Northern and its affiliates, including its oversight of the Portfolio’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act, including related compliance with Rule 2a-7. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolio’s service providers, as well as Northern’s responses to any compliance or operational matters raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Portfolio’s compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolio and its shareholders, including to address additional regulatory and reporting requirements and initiatives. The Trustees took into account that the Portfolio is a “government money market fund” regulated under Rule 2a-7 that seeks to maintain a stable net asset value.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of investment approach with respect to the Portfolio. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Portfolio and its shareholders.

Performance

The Trustees considered the investment performance of the Portfolio, including whether it had operated within its investment objective, as well as its compliance with its investment restrictions. The Trustees also took into account the changing interest rate environment in which the Portfolio had been and was operating and any actions taken by Northern with respect to the Portfolio to prevent negative yields this year and in past years. The Trustees received information on the Portfolio’s investment performance for one-, two-, three-, four-, five- and ten-years ended January 31, 2022, as well as performance for the month, quarter and year-to-date ended January 31, 2022. They compared the investment performance of the Portfolio to the performance of other registered funds and to rankings issued by the independent third-party mutual fund data provider. The Portfolio was ranked by the data provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Portfolio’s performance relative to its performance benchmark.

The Trustees noted that the performance of the Portfolio was in the first quintile for the one-, three-, and five-year periods ended January 31, 2022.

The Trustees took into account senior management’s and portfolio manager’s discussion of the Portfolio’s performance and explanation for differences in investment parameters of the Portfolio and its peers. They also considered the Portfolio’s investment performance relative to the investor base the Portfolio is intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the Portfolio. Specifically, they took into consideration Northern’s investment strategies. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolio and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolio’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolio’s contractual management fee rate and actual management fee rate (i.e., the management fee rate after expense reimbursements, if any); the Portfolio’s total operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolio. They also noted that Northern had voluntarily waived fees and/or reimbursed expenses of the Portfolio in the past year to avoid negative yield. In addition, the Trustees considered actions taken in past years to reduce Portfolio expenses, such as other voluntary expense reimbursements.

The Trustees reviewed information on the fee rates paid by the Portfolio under the Management Agreement and the Portfolio’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by the independent third-party mutual fund data provider. The independent third-party report compared the expenses of the Portfolio against its peer expense group and expense universe as determined by the independent third-party data provider. In comparing the Portfolio’s contractual and actual management fees to those of comparable funds, the Trustees noted that the Portfolio’s management fee includes both advisory and administrative costs. Among other data, the Trustees considered that the Portfolio’s total operating expense ratio after reimbursement of expenses was below its peer expense group and expense universe medians and was in the first quintile of its peer expense group and expense universe. The Trustees also considered

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APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2022 (UNAUDITED)

that the Portfolio’s actual management fee was below its peer expense group and expense universe medians, noting that Northern had waived its entire management fee.

The Trustees took into account Northern’s discussion of the Portfolio’s expenses and that Northern had reimbursed expenses and/or waived fees for the Portfolio. They also reviewed information comparing the Portfolio’s fee rate to the fee rates charged by Northern to similarly managed, comparable private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolio and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolio. Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by the Portfolio under the Management Agreement was fair and reasonable in light of the services provided.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a portfolio-by-portfolio basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by the independent third-party provider of mutual fund data with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the types of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Portfolio and the high quality of the services provided by Northern and that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolio. Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to the Portfolio.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders.

The Trustees noted that the management fee of the Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolio’s management fee structure and considered Northern’s view that the Portfolio is sharing in economies of scale through the level at which the Portfolio’s management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Portfolio to a specific level. They agreed that breakpoints were not necessary with respect to the Portfolio at this time based on the level of management fees and the contractual expense reimbursements. The Trustees also considered the voluntary fee waivers and/or expense reimbursements made by Northern to the Portfolio to prevent negative yields this year and in past years.

The Trustees determined, on the basis of the foregoing, that the Portfolio’s current management fee structure was reasonable.

Fall Out and Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the compensation payable under the Management Agreement is fair and reasonable in light of the services provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of the Portfolio.

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LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts their complete schedules of portfolio holdings on the Northern Institutional Funds’ web site at northerntrust.com/liquid-assets-portfolio as of the last business day of each month for the previous six months. The Portfolio’s Forms N-MFP are available electronically on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

Northern Funds Distributors, LLC, are not affiliated with Northern Trust.

©2022 Northern Institutional Funds

50 SOUTH LASALLE STREET | P.O. BOX 75986 | CHICAGO, ILLINOIS 60675-5986 | 800-637-1380 | northerntrust.com/liquid-assets-portfolio

(b)	Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: August 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: August 3, 2022

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: August 3, 2022